Goodwill And Other Intangible Assets, Net (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 34,206,000	$ 43,903,000	$ 49,227,000
Impairment of long-lived assets	$ 0
Elbit Systems Limited | Federmann Group
Finite-Lived Intangible Assets [Line Items]
Ownership percentage	43.95%
Opgal Industries Ltd | Opgal Industries Ltd
Finite-Lived Intangible Assets [Line Items]
Ownership percentage				50.00%